Interest income and expense - Summary of Consolidated Interest Income and Expense for Both Product and Accounting Categories (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Analysis Of Income And Expense [line items]
Interest income	$ 17,505	$ 13,593	$ 12,092
Interest expense	7,440	4,616	3,726
IFRS9 [member]
Analysis Of Income And Expense [line items]
Interest income	17,505
Interest expense	7,440
IAS 39 [member]
Analysis Of Income And Expense [line items]
Interest income		13,593	12,092
Interest expense		4,616	3,726
Amortised cost [member] | IFRS9 [member]
Analysis Of Income And Expense [line items]
Interest income	15,275
Interest expense	7,139
Debt securities measured at fair value through other comprehensive income [member] | IFRS9 [member]
Analysis Of Income And Expense [line items]
Interest income	749
Other [member] | IFRS9 [member]
Analysis Of Income And Expense [line items]
Interest income	1,481
Interest expense	$ 301
Other [member] | IAS 39 [member]
Analysis Of Income And Expense [line items]
Interest income		1,401	1,407
Interest expense		257	217
Amortised cost and held-to-maturity [member] | IAS 39 [member]
Analysis Of Income And Expense [line items]
Interest income		11,712	10,309
Interest expense		4,359	3,509
Available- for- sale debt securities [Member] | IAS 39 [member]
Analysis Of Income And Expense [line items]
Interest income		$ 480	$ 376